Equity Investments - Summary of Balance Sheet Financial Information for Alcoa Corporation's Equity Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments Schedule [Abstract]
Current assets	$ 1,555	$ 1,472
Noncurrent assets	13,357	14,246
Current liabilities	1,661	1,793
Noncurrent liabilities	$ 8,972	$ 8,829